Post Balance Sheet Events - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended
	Jun. 30, 2019	Jan. 30, 2019
Share buy-back programme [member]
Disclosure of non-adjusting events after reporting period [line items]
Share buyback	£ 3,000.0	£ 660.0